Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of operating lease expense
	Year ended December 31,
(in thousands)	2021	2020	2019
The components of lease expense were as follows:
Operating leases expenses	$698	$243	$192

Cash flow information related to operating leases follows:

Cash used in operating activities	$449	$223	$188

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$5,446	$398	$141

Schedule of operating lease related activities
	December 31,
(in thousands)	2021	2020
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$6,329	$920
Accumulated amortization	640	261
Operating lease Right-of-Use assets, net	$5,689	$659
Lease liabilities – current - Accounts payable and accrued liabilities	$617	$203
Lease liabilities – noncurrent	5,389	499
Total operating lease liabilities	$6,006	$702
Weighted average remaining lease term in years	8.6	3.64
Weighted average annual discount rate	3.6%	11.9%

(in thousands)
Maturities of operating lease liabilities as of December 31, 2021, were as follows:
2022	$823
2023	833
2024	711
2025	776
2026 and onwards	3,830
Total undiscounted lease liability	6,973
Less: Imputed interest	(967)
Present value of lease liabilities	$6,006